SCHEDULE OF PRINCIPAL PAYMENTS DUE ON CONVERTIBLE PROMISSORY DEBENTURES (Details)	Mar. 31, 2022 USD ($)
Subsequent Events [Abstract]
2022	$ 700,816
2023	220,000
Total	$ 920,816